STOCKHOLDERS' DEFICIT (Details 1) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($) shares
Total debt and accrued interest | $	$ 2,517,787
Total debt | $	2,276,316
Total accrued interest | $	$ 241,471
Common stock shares	7,957,013
Warrants (exercise $0.25)	1,121,705
Warrants (exercise $0.75)	1,121,705
Warrants (exercise $0.20)	4,713,603
Warrants (Exercise $0.15)	700,000
Warrants (Exercise $0.50)	500,000
Aquarius
Total debt and accrued interest | $	$ 145,544
Total debt | $	107,500
Total accrued interest | $	$ 38,044
Common stock shares	291,088
Warrants (exercise $0.25)	145,544
Warrants (exercise $0.75)	145,544
Warrants (exercise $0.20)	0
Warrants (Exercise $0.15)	0
Warrants (Exercise $0.50)	0
K2 Medical (Shenghuo)
Total debt and accrued interest | $	$ 803,653
Total debt | $	771,927
Total accrued interest | $	$ 31,726
Common stock shares	1,905,270
Warrants (exercise $0.25)	704,334
Warrants (exercise $0.75)	704,334
Warrants (exercise $0.20)	496,602
Warrants (Exercise $0.15)	0
Warrants (Exercise $0.50)	0
Mr. Blumberg
Total debt and accrued interest | $	$ 305,320
Total debt | $	292,290
Total accrued interest | $	$ 13,030
Common stock shares	1,167,630
Warrants (exercise $0.25)	119,656
Warrants (exercise $0.75)	119,656
Warrants (exercise $0.20)	928,318
Warrants (Exercise $0.15)	0
Warrants (Exercise $0.50)	0
Mr. Case
Total debt and accrued interest | $	$ 179,291
Total debt | $	150,000
Total accrued interest | $	$ 29,291
Common stock shares	896,456
Warrants (exercise $0.25)	0
Warrants (exercise $0.75)	0
Warrants (exercise $0.20)	896,456
Warrants (Exercise $0.15)	0
Warrants (Exercise $0.50)	0
Mr. Grimm
Total debt and accrued interest | $	$ 51,050
Total debt | $	50,000
Total accrued interest | $	$ 1,050
Common stock shares	255,548
Warrants (exercise $0.25)	0
Warrants (exercise $0.75)	0
Warrants (exercise $0.20)	255,548
Warrants (Exercise $0.15)	0
Warrants (Exercise $0.50)	0
Mr. Gould
Total debt and accrued interest | $	$ 111,227
Total debt | $	100,000
Total accrued interest | $	$ 11,227
Common stock shares	556,136
Warrants (exercise $0.25)	0
Warrants (exercise $0.75)	0
Warrants (exercise $0.20)	556,136
Warrants (Exercise $0.15)	0
Warrants (Exercise $0.50)	0
Mr. Mamula
Total debt and accrued interest | $	$ 15,577
Total debt | $	15,000
Total accrued interest | $	$ 577
Common stock shares	77,885
Warrants (exercise $0.25)	0
Warrants (exercise $0.75)	0
Warrants (exercise $0.20)	77,885
Warrants (Exercise $0.15)	0
Warrants (Exercise $0.50)	0
Dr. Imhoff
Total debt and accrued interest | $	$ 400,417
Total debt | $	363,480
Total accrued interest | $	$ 36,937
Common stock shares	1,699,255
Warrants (exercise $0.25)	100,944
Warrants (exercise $0.75)	100,944
Warrants (exercise $0.20)	1,497,367
Warrants (Exercise $0.15)	0
Warrants (Exercise $0.50)	0
Ms. Rosenstock
Total debt and accrued interest | $	$ 50,000
Total debt | $	50,000
Total accrued interest | $	$ 0
Common stock shares	100,000
Warrants (exercise $0.25)	50,000
Warrants (exercise $0.75)	50,000
Warrants (exercise $0.20)	0
Warrants (Exercise $0.15)	0
Warrants (Exercise $0.50)	0
Mr. James
Total debt and accrued interest | $	$ 2,286
Total debt | $	2,000
Total accrued interest | $	$ 286
Common stock shares	7,745
Warrants (exercise $0.25)	1,227
Warrants (exercise $0.75)	1,227
Warrants (exercise $0.20)	5,291
Warrants (Exercise $0.15)	0
Warrants (Exercise $0.50)	0
Auctus
Total debt and accrued interest | $	$ 328,422
Total debt | $	249,119
Total accrued interest | $	$ 79,303
Common stock shares	500,000
Warrants (exercise $0.25)	0
Warrants (exercise $0.75)	0
Warrants (exercise $0.20)	0
Warrants (Exercise $0.15)	700,000
Warrants (Exercise $0.50)	0
Mr. Clavijo
Total debt and accrued interest | $	$ 125,000
Total debt | $	125,000
Total accrued interest | $	$ 0
Common stock shares	500,000
Warrants (exercise $0.25)	0
Warrants (exercise $0.75)	0
Warrants (exercise $0.20)	0
Warrants (Exercise $0.15)	0
Warrants (Exercise $0.50)	500,000